Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of financial assets [line items]
Balance at beginning of period	$ (3)	$ 9	$ (3)	$ 11
Provision for credit losses
Purchases	9	1	11	3
Sales and maturities	(2)		(2)	(8)
Changes in risk, parameters and exposures	19	(9)	17	(5)
Balance at end of period	23	1	23	1
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	6	6	4	4
Provision for credit losses
Purchases	9	1	11	3
Sales and maturities	(2)		(2)	(1)
Changes in risk, parameters and exposures	9	(2)	9	(1)
Exchange rate and other	1		1
Balance at end of period	23	5	23	5
Performing Stage two [member]
Disclosure of financial assets [line items]
Balance at beginning of period				7
Provision for credit losses
Sales and maturities				(7)
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(9)	3	(7)
Provision for credit losses
Changes in risk, parameters and exposures	10	(7)	8	(4)
Exchange rate and other	$ (1)		$ (1)
Balance at end of period		$ (4)		$ (4)